Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued Capital [Member]	Treasury Shares [Member]	Exchange differences on translation	Cash flow hedges	Reserve for Gains and Losses for Defined Benefit Plans [Member]	Reserve for Gains and Losses on Remeasuring Available-for-Sale Financial Assets [Member]	Other miscellaneous reserves	Other Reserves [Member]	Retained Earnings [Member]	Equity Attributable to Shareholders of Enel Americas [Member]	Non-Controlling Interests [Member]	Total
Equity beginning balance at Dec. 31, 2016	$ 9,023,164	$ (139,630)	$ (2,610,348)	$ (4,426)		$ 217	$ (4,093,262)	$ (6,707,819)	$ 4,023,919	$ 6,199,634	$ 1,680,105	$ 7,879,739
Comprehensive income:
Profit (loss)									709,043	709,043	417,471	1,126,514
Other comprehensive income (loss)			(65,053)	7,951	$ (808)	(402)		(58,312)		(58,312)	(31,618)	(89,930)
TOTAL COMPREHENSIVE INCOME LOSS										650,731	385,853	1,036,584
Dividends									(325,530)	(325,530)	(230,272)	(555,802)
Increase (decrease) from other changes	(140,480)	140,479			808		(44,363)	(43,555)	(808)	(44,364)	(37,650)	(82,014)
Total changes in equity	(140,480)	140,479	(65,053)	7,951		(402)	(44,363)	(101,867)	382,705	280,837	117,931	398,768
Equity ending balance at Dec. 31, 2017	6,763,204		(453,995)	(3,472)		(175)	(3,408,922)	(3,866,564)	3,583,831	6,480,471	1,798,036	8,278,507
Increase (decrease) through changes in accounting policies	(2,119,480)	(849)	2,221,406	(6,997)		10	728,703	2,943,122	(822,793)
Equity at beginning of period (As Restated)	6,903,684	$ (140,479)	(388,942)	(11,423)		227	(3,364,559)	(3,764,697)	3,201,126	6,199,634	1,680,105	7,879,739
Comprehensive income:
Profit (loss)									1,201,381	1,201,381	465,677	1,667,058
Other comprehensive income (loss)			(1,212,114)	(1,622)	(108,749)	(222)		(1,322,707)		(1,322,707)	(372,101)	(1,694,808)
TOTAL COMPREHENSIVE INCOME LOSS										(121,326)	93,576	(27,750)
Dividends									(502,223)	(502,223)	(255,242)	(757,465)
Increase (decrease) from other changes					108,749		199,639	308,388	(108,749)	199,639	184,939	384,578
Total changes in equity			(1,212,114)	(1,622)		(222)	199,639	(1,014,319)	590,409	(423,910)	23,273	(400,637)
Equity ending balance at Dec. 31, 2018	6,763,204		(1,666,109)	(5,094)		(397)	(3,209,283)	(4,880,883)	4,841,687	6,724,008	2,107,892	8,831,900
Increase (decrease) through changes in accounting policies									667,447	667,447	286,583	954,030
Equity at beginning of period (As Restated)	6,763,204		(453,995)	(3,472)		(175)	(3,408,922)	(3,866,564)	4,251,278	7,147,918	2,084,619	9,232,537
Comprehensive income:
Profit (loss)									1,614,085	1,614,085	555,678	2,169,763
Other comprehensive income (loss)			(617,046)	3,760	(376,997)	(290)		(990,573)		(990,573)	(152,334)	(1,142,907)
TOTAL COMPREHENSIVE INCOME LOSS										623,512	403,344	1,026,856
Issued shares	3,020,671									3,020,671		3,020,671
Dividends									(604,364)	(604,364)	(289,052)	(893,416)
Increase (decrease) from other changes					$ 376,997		202,460	579,457	(376,997)	202,460	57,715	260,175
Total changes in equity	3,020,671		(617,046)	3,760		(290)	202,460	(411,116)	632,724	3,242,279	172,007	3,414,286
Equity ending balance at Dec. 31, 2019	$ 9,783,875		$ (2,283,155)	$ (1,334)		$ (687)	$ (3,006,823)	$ (5,291,999)	$ 5,474,411	$ 9,966,287	$ 2,279,899	$ 12,246,186